Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Apr. 20, 2025	Mar. 31, 2026	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for First PEO(2)	Compensation Actually Paid to First PEO(3)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to Second PEO(3)	Table Total for Non-PEO executive officers(4)	Actually Paid to Non-PEO executive officers(3)	IMVT TSR(5)	Peer Group TSR(6)	Net Loss (in 000s)(7)	Share Price ($)(8)
2026	$15,334,600	$12,207,863	$20,158,767	$30,282,235	$4,087,765	$4,819,098	$155	$129	$(505,606)	$24.84
2025	10,732,127	(9,321,640)	—	—	4,885,984	847,620	107	93	(413,840)	17.09
2024	8,552,430	42,519,891	—	—	3,873,796	11,569,336	201	96	(259,336)	32.31
2023	5,819,818	28,186,331	—	—	1,994,501	9,250,459	97	89	(210,960)	15.51
2022	5,868,341	(12,304,083)	—	—	5,625,220	3,611,984	34	89	(156,730)	5.51

Company Selected Measure Name			Share Price
Named Executive Officers, Footnote			Peter Salzmann, our former Chief Executive Officer, was our PEO for the entirety of fiscal years 2022 - 2025 and in fiscal 2026 up to April 20, 2025 and is identified as First PEO in the table and elsewhere in this section of the proxy statement. Eric Venker, our Chief Executive Officer, is our PEO effective April 21, 2025 and is identified as Second PEO in the table and elsewhere in this section of the proxy statement. The Non-PEO executive officers for fiscal 2026 were Tiago Girão, Melanie Gloria, Jay Stout, Christopher Van Tuyl, Eva Renee Barnett and Michael Geffner. The Non-PEO executive officers for fiscal 2025 were Eva Renee Barnett, Michael Geffner, Melanie Gloria and Christopher Van Tuyl. The Non-PEO executive officers for fiscal 2024 were Julia G. Butchko and Jay S. Stout. The Non-PEO executive officers for fiscal 2023 and 2022 were William L. Macias and Eva Renee Barnett.
Peer Group Issuers, Footnote			Peer Group TSR represents the weighted cumulative total return on $100 invested on March 31, 2021 through the last trading day of the applicable fiscal year reported in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index for all fiscal years disclosed, which aligns with the peer group used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended March 31, 2026.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO executive officers (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO executive officers during the applicable fiscal year. For purposes of the equity award adjustments shown below, no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant and any incremental fair value associated with modified awards are reflected in the valuation assumptions at each vesting date and at the end of the covered year for outstanding modified awards. The following table details the applicable adjustments that were made to determine “compensation actually paid” for the fiscal year ended March 31, 2026 (all amounts are averages for Non-PEO executive officers):

	First PEO	Second PEO	Non-PEO executive officer Average
Summary Compensation Table Total	$15,334,600	$20,158,767	$4,087,765
- Grant date fair value of awards granted during the covered fiscal year	(14,557,344)	(19,010,639)	(3,433,961)
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	10,289,451	29,134,107	4,275,728
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,097,926	—	539,835
+ Fair value as of the vesting date of any awards that are granted and vest in the same fiscal year	—	—	—
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	43,230	—	198,428
+/- Fair value at the start of the fiscal year of awards that failed to meet vesting conditions	—	—	(848,697)
Compensation Actually Paid	$12,207,863	$30,282,235	$4,819,098

Non-PEO NEO Average Total Compensation Amount			$ 4,087,765	$ 4,885,984	$ 3,873,796	$ 1,994,501	$ 5,625,220
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,819,098	847,620	11,569,336	9,250,459	3,611,984
Adjustment to Non-PEO NEO Compensation Footnote	he dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO executive officers (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO executive officers during the applicable fiscal year. For purposes of the equity award adjustments shown below, no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant and any incremental fair value associated with modified awards are reflected in the valuation assumptions at each vesting date and at the end of the covered year for outstanding modified awards. The following table details the applicable adjustments that were made to determine “compensation actually paid” for the fiscal year ended March 31, 2026 (all amounts are averages for Non-PEO executive officers):

	First PEO	Second PEO	Non-PEO executive officer Average
Summary Compensation Table Total	$15,334,600	$20,158,767	$4,087,765
- Grant date fair value of awards granted during the covered fiscal year	(14,557,344)	(19,010,639)	(3,433,961)
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	10,289,451	29,134,107	4,275,728
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,097,926	—	539,835
+ Fair value as of the vesting date of any awards that are granted and vest in the same fiscal year	—	—	—
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	43,230	—	198,428
+/- Fair value at the start of the fiscal year of awards that failed to meet vesting conditions	—	—	(848,697)
Compensation Actually Paid	$12,207,863	$30,282,235	$4,819,098

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Company TSR and Peer Group TSR

The chart below shows the relationship between the compensation actually paid to the PEOs and the average compensation actually paid to our other NEOs, and our cumulative TSR (total shareholder return, based on an initial investment of $100 on March 31, 2021) and the Peer Group TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss

The chart below shows the relationship between the compensation actually paid to the PEOs and the average compensation actually paid to our other NEOs, and our net loss over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Share Price

The chart below sets forth the relationship between Compensation Actually Paid to the PEOs, the average of Compensation Actually Paid to our other NEOs and the closing price of our common shares as reported by Nasdaq as of the last business day of each of the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Company TSR and Peer Group TSR

The chart below shows the relationship between the compensation actually paid to the PEOs and the average compensation actually paid to our other NEOs, and our cumulative TSR (total shareholder return, based on an initial investment of $100 on March 31, 2021) and the Peer Group TSR over the five most recently completed fiscal years.

Tabular List, Table

Performance Measure
Share Price

Total Shareholder Return Amount			$ 155	107	201	97	34
Peer Group Total Shareholder Return Amount			129	93	96	89	89
Net Income (Loss)			$ (505,606,000)	$ (413,840,000)	$ (259,336,000)	$ (210,960,000)	$ (156,730,000)
Company Selected Measure Amount | $ / shares			24.84	17.09	32.31	15.51	5.51
PEO Name	Peter Salzmann	Eric Venker		Peter Salzmann	Peter Salzmann	Peter Salzmann	Peter Salzmann
Additional 402(v) Disclosure			The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO executive officers as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.Cumulative TSR assumes $100 was invested on March 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period (March 31, 2021) by our stock price at the beginning of the measurement period. At March 31, 2026, 2025, 2024, 2023, 2022 and 2021, the per share closing prices for our common stock were $24.84, $17.09, $32.31, $15.51, $5.51 and $16.04, respectively. No dividends were paid on stock or option awards for all periods presented.Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.Reflects the per share closing price for our common shares on March 31, 2026. As noted below, stock price was used as a performance measure for the CVAR awards granted to our Second PEO during fiscal 2026.
Measure:: 1
Pay vs Performance Disclosure
Name			Share Price
Peter Salzmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,334,600	$ 10,732,127	$ 8,552,430	$ 5,819,818	$ 5,868,341
PEO Actually Paid Compensation Amount			12,207,863	$ (9,321,640)	$ 42,519,891	$ 28,186,331	$ (12,304,083)
Eric Venker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			20,158,767
PEO Actually Paid Compensation Amount			30,282,235
PEO | Peter Salzmann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,557,344)
PEO | Peter Salzmann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,289,451
PEO | Peter Salzmann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,097,926
PEO | Peter Salzmann [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Peter Salzmann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,230
PEO | Peter Salzmann [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Eric Venker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,010,639)
PEO | Eric Venker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,134,107
PEO | Eric Venker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Eric Venker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Eric Venker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Eric Venker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,433,961)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,275,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			539,835
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			198,428
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (848,697)